COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Summary of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Effective interest rate (%)	6.80%
Collaboration Interest-bearing Advanced Funding	$ 314,803
Current	142,873	$ 0
Non-current	$ 171,930	$ 301,196